Convertible Notes Payable (Details 2)	12 Months Ended
Dec. 31, 2020 USD ($)
2021 [Member]
Amortization of discounts	$ 114,334
2022 [Member]
Amortization of discounts	114,334
2023 [Member]
Amortization of discounts	105,477
2024 [Member]
Amortization of discounts	60,733
Total [Member]
Amortization of discounts	$ 394,878